Earnings per Unit ("EPU") - Issuance of units since IPO (Details)	May 16, 2017 shares	Dec. 31, 2018	Apr. 26, 2018	May 17, 2017	Jan. 27, 2017	Aug. 05, 2016
Earnings per unit
Number of units issued for conversion of subordinated units to common units (Note 5)	9,822,358
Subordinated units to common units conversion ratio	1
GasLog Ltd.
Earnings per unit
General partner interest in GasLog Partners		2.00%	2.00%	2.00%	2.00%	2.00%